Dear Fellow Shareholder:

The fiscal year ending September 30, 1995 continued a period of change in the bond market. After rising to their highest levels in several years last
November, interest rates fell steadily throughout 1995.   The net asset value
of the A shares increased 45 cents per share to $13.18 over the year. If you were with us for the entire period, you received dividends of 68 cents per share. If you reinvest your dividends, you received 69.8 cents per share. For the year ended September 30, investors who owned C shares received dividends of 59.6 and 60.9 cents per share, respectively.


Your fund is a managed bond portfolio. Its performance over the last year is a total of all the stories of the individual bonds in our portfolio plus a
few that we traded during the period.   One typical story pertains to our
investment in $1,000,000 of the Penn, Indiana High School Building Corporation 6.00% bonds due 6/15/2003.

The graph on this page compares the price change of Thornburg Intermediate Municipal Fund with the price change in the Penn School Building bond. Recall from my last letter to you that on December 31, 1993 this bond was worth 108.229% of its $1 million maturity amount at a then market yield of 4.84%. By September 30, 1994 an increase in its market yield to 5.70% decreased the price of the bond to 102.026% of its maturity value. On September 30, 1995 the Penn bond was valued at 106.2% of its maturity amount to yield 5.02%. In general, the price volatility of your Fund was less than that of the single bond.




Nothing has happened in the last several years of fluctuating interest rates to change the ultimate maturity value of this bond or other bonds you own through your investment in this fund. What has changed? The interim market prices of these bonds moved lower through most of 1994, before recovering this year. As you evaluate your investment in Thornburg Intermediate Municipal Fund, you must consider the future prospects of the kinds of bonds you own in this portfolio.

Your portfolio includes approximately 215 bonds from 41 states and 2 U.S. territories, 70% of which are rated A or better by one of the major rating agencies. Your bond portfolio in Thornburg Intermediate Municipal Fund is laddered to give a dollar weighted average maturity of approximately 8.1 years. This is shorter than the 10 year maximum average maturity permitted for your fund.

On September 22, The Wall Street Journal reported that the public prefers a graduated income tax to a flat tax by 57% to 38% according to recent research polls. I'm not surprised, since the top 10% of income earning households in the U.S. pay around 60% of all individual income taxes collected. If you belong to the fortunate minority of high bracket taxpayers, ask yourself:
Are taxes on my investment income likely to go down?

Many municipal bonds issued between 1983 and 1988 are being paid off early. Money to pay off these bonds prior to maturity has already been raised.
You may own municipal bonds or unit trusts which are being redeemed.
Please remember that you can easily maintain your municipal portfolio by authorizing a simple, automatic transfer from your checking account to Thornburg Intermediate Municipal Fund.

We believe the investment program of your fund is a thoroughly sensible one over time. At today's market prices and yields to maturity, the kinds of bond you own in this fund look attractive to me. Thank you for investing in Thornburg Intermediate Municipal Fund.



Sincerely,




Brian J. McMahon
Managing Director

Thornburg Intermediate Municipal Fund
September 30, 1995


ASSETS

Investments, at value (cost $218,265,472)             	$228,825,230
Cash	                                                      	120,901
Interest receivable	                                     	4,016,171
Receivable for fund shares sold	                            351,529
Prepaid expenses and other assets	                           44,023
	                              TOTAL ASSETS	            233,357,854
LIABILITIES

Payable for fund shares redeemed                            758,333
Dividends payable 	                                         375,108
Accounts payable and accrued expenses	                      342,336

                              	TOTAL LIABILITIES	         1,475,777

NET ASSETS		                                           $231,882,077

NET ASSET VALUE:

Class A Shares:
Net asset value and redemption price per share
($227,880,632  applicable to 17,288,644  shares
of beneficial interest outstanding)	                         $13.18

Maximum sales charge, 3.50% of offering
price (3.63% of net asset value per share)	                     .48

                   	Maximum Offering Price Per Share	        $13.66

Class C Shares:
Net asset value, offering and redemption price per share
($4,001,445 applicable to 303,171 shares of beneficial
interest outstanding)	                                       $13.20

See notes to financial statements.

Thornburg Intermediate Municipal Fund
Year Ended September  30, 1995

INVESTMENT INCOME
Interest income (net of premium amortized
  of $351,071) 		                                       $13,651,703

EXPENSES
Investment advisory fee (Note 3) 	                        1,353,189
Distribution fees  (Note 3)
     Class A Shares		                                       500,756
     Class B Shares		                                         9,250
     Class C Shares		                                        17,809
Transfer agent fees		                                       203,795
Custodian fees		                                            136,697
Registration and filing fees		                               73,385
Professional fees		                                          29,690
Accounting fees		                                            21,298
Director's fees and expenses		                                6,420
Insurance		                                                   6,212
Amortization of deferred expenses (Note 2)	                   3,427
Other expenses		                                             14,990

	TOTAL EXPENSES		                                         2,376,918
Less:
   Investment advisory fee waived by
	investment adviser  (Note 3)	                            (167,493)
   Expenses assumed by investment adviser (Note 3)	        (24,286)
       NET EXPENSES                                       2,185,139

       NET INVESTMENT INCOME	                            11,466,564

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments sold	                  (2,097,030)
Increase in unrealized appreciation of investments	      9,826,700

       NET REALIZED AND UNREALIZED
          GAIN ON INVESTMENTS 	                           7,729,670

       NET INCREASE IN NET ASSETS RESULTING
	         FROM OPERATIONS	                              $19,196,234
See notes to financial statements.



Thornburg Intermediate Municipal Fund


                                    		     Year Ended	         Year Ended
		                                    September 30, 1995    September 30,1994

INCREASE (DECREASE) IN
NET ASSETS FROM:

OPERATIONS:
Net investment income		                  $11,466,564	          $10,551,950
Net realized (loss) on investments sold	 (2,097,030)             (971,544)
Unrealized appreciation
(depreciation)of investments		             9,826,700	         (10,457,279)

  NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS	             19,196,234	            (876,873)

DIVIDENDS TO SHAREHOLDERS:
From net investment income
   Class A Shares		                     (11,325,918)	         (10,551,256)
   Class B Shares		                         (49,201)	                (607)
   Class C Shares		                         (91,445)	                 (87)
From realized gains
   Class A Shares		                             ---	             (258,395)

FUND SHARE TRANSACTIONS -(Note 4)
   Class A Shares		                      12,586,727	            37,082,224
   Class B Shares		                       (373,244)	               346,736
   Class C Shares		                       3,739,329	               139,202

NET INCREASE IN NET ASSETS	              23,682,482	            25,880,944

NET ASSETS:
   Beginning of year		                  208,199,595	           182,318,651
   End of year		                       $231,882,077	          $208,199,595

See notes to financial statements.

Thornburg Intermediate Municipal Fund

Note 1 - ORGANIZATION

Thornburg Intermediate Municipal Fund (the "Fund"), is a series of Thornburg Investment Trust (the "Trust", formerly known as Thornburg Income Trust). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Trust is currently issuing five series of shares of beneficial interest in addition to those of the Fund: Thornburg Florida Intermediate municipal Fund, Thornburg New Mexico Intermediate Fund and Thornburg Limited Term U.S. Government Fund, Thornburg Limited Term Income Fund and
Thornburg Value Fund. Each series is considered to be a separate entity for financial reporting and tax purposes.

On September 1, 1994 the Funds began offering three classes of shares of beneficial interest, Class A, Class B and Class C shares. All shares outstanding prior to September 1, 1994 are considered Class A shares.
On September 28, 1995, all existing Class B shares were converted at net asset value, without the imposition of a deferred sales charge, into Class A shares of an equivalent value. The Fund no longer offers Class B shares. Each class of shares of a Fund represents an interest in the same portfoli at (i) Class A shares are sold subject to a front-end sales charge collected at the time the shares are purchased and bear a service fee, (ii) Class B shares were sold at net asset value without a sales charge at the time of purchase, but were subject to a contingent deferred sales charge upon redemption, and bore both a service fee and a distribution fee, (iii) Class C shares are sold at net asset value without a sales charge at the time of purchase, but are subject to a service fee and a distribution fee, and (iv) the respective classes have different reinvestment privleges. Additionally, each fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Currently, class specific expenses of the Funds are limited to distribution fees and minor custody and transfer agent expenses.

Note 2 - SIGNIFICANT ACCOUNTING POLICIES
Significant accounting policies of the Fund are as follows:
Valuation of Investments: In determining net asset value, the Fund utilizes an independent pricing service approved by the Trustees. Debt investment securities have a primary market over the counter and are valued on the basis of valuations furnished by the pricing service. The pricing service values portfolio securities at quoted bid prices or the yield equivalents when quotations are not readily available. Securities for which quotations are not readily available are valued at fair value as determined by the pricing service using methods which include consideration of yields or prices of municipal obligations of comparable quality, type of issue, coupon, maturity, and rating; indications as to value from dealers and general market conditions. The valuation procedures used by the pricing service and the portfolio valuations received by the Fund are reviewed by the officers of the Fund under the general supervision of the Trustees. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Federal Income Taxes: It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to "regulated investment companies" and to distribute all of its taxable (if any) and tax exempt income to its shareholders. Therefore no provision for Federal income tax is required. Dividends paid by the Fund for the year ended September 30, 1995 represent exempt interest dividends which are excludable by shareholders from gross income for Federal income tax purposes.

When-Issued and Delayed Delivery Transactions: The Fund may engage in when-issued or delayed delivery transactions. To the extent the Fund engages in such transactions, it will do so for the purpose of acquiring portfolio securities consistent with its investment objectives and not for the purpose of investment leverage or to speculate on interest rate changes. At the time the Fund makes a commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value in determining its net asset value. When effecting such transactions, assets of the Fund of an amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date. Securities purchased on a when-issued or delayed delivery basis do not earn interest until the settlement date.

Dividends: Net investment income of the Fund is declared daily as a dividend on shares for which the Fund has received payment. Dividends are paid monthly and are reinvested in additional shares of the Fund at net asset value per share at the close of business on the dividend payment date, or at the shareholder's option, paid in cash. Net capital gains, to the extent available, will be distributed annually.

General: Securities transactions are accounted for on a trade date basis. Interest income is accrued as earned. Premiums and original issue discounts on securities purchased are amortized over the life of the respective securities. Realized gains and losses from the sale of securities are recorded on an identified cost basis.

Deferred Expenses: Organizational expenses were deferred and are being amortized on a straight-line basis over a 60-month period.


Note 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to the investment advisory agreement, Thornburg Management Company, Inc. (the "Adviser") provides investment management and advisory services for which fees are computed at the rate of five eighths of one percent per annum of the average daily net assets of the Fund. As of September 1, 1994, the advisory agreement was modified to provide for a sliding scale fee that declines from 5/8 of 1% to 4/10 of 1% when the Fund's average net assets exceed $500 million. The investment advisory agreement provides that if, with respect to any fiscal year of the Fund, its total operating expenses including investmentt advisory fees, but excluding interest, taxes, brokerage commissions, and extraordinary expenses) exceed the most restrictive of the expense limitations imposed by state securities commissions of the states in which the Fund currently has registered its securities for sale, the investment advisory fees for that fiscal year will be reduced or the Adviser will assume certain Fund expenses by the amount of such excess. For the year ended September 30, 1995, the Adviser voluntarily waived a portion of its advisory fee amounting to $ 167,493 and assumed certain operating expenses amounting to $24,286.

The Fund has an underwriting agreement with Thornburg Securities Corporation (the "Distributor"), which acts as the Distributor of Fund shares.
For the year ended September 30, 1995, the Distributor earned commissions aggregating $58,440 from the sale of Class A shares and collected no conting-ent deferred sales charges from redemptions of Class B shares of the Fund.

Pursuant to a Service Plan, under Rule 12b-1 of the Investment Company Act of 1940, the Fund may reimburse to the Adviser an amount not to exceed .25 of 1% per annum of the Fund's average net assets for payments made by the Adviser to securities dealers and other financial institutions to obtain various shareholder related services. The Adviser may pay out of its own funds additional expenses for distribution of the Fund's shares.

The Fund has also adopted a Distribution Plan pursuant to Rule 12b-1, applicable only to the Fund's Class B and Class C shares under which the Fund can reimburse the Distributor for certain distribution expenses on a monthly basis at an annual rate of up to .75% of the average daily net assets attributable to Class B shares and compensates the Distributor for services in promoting the sale of Class C shares of the Fund at an annual rate of up to .75% of the average daily net assets attributable to Class C shares. Total fees incurred by each class of shares of the Fund under their respective Service & Distributions Plans for the year ended September 30, 1995, are set forth in the statement of operations.

Certain officers and trustees of the Fund are also officers and/or directors of the Adviser and Distributor.

Thornburg Intermediate Municipal Fund


Note 4 - SHARES OF BENEFICIAL INTEREST:

At September 30, 1995, there were an unlimited number of shares of beneficial interest authorized, and capital paid-in aggregated $224,626,550. Transactions in shares of beneficial interest were as follows:

                                     	Year Ended	                  Year Ended
                                September 30, 1995         	September 30, 1994

Class A Shares                   Shares    	  Amount     	Shares       	Amount
Shares sold             	      3,708,074 $47,585,636	  4,111,149	  $54,338,564
Shares issued to shareholders
      in reinvestment of
      distributions	             517,151  	6,647,686    	506,291	   6,616,823
Shares repurchased	           (3,260,168)(41,646,595) (1,827,358) (23,873,163)
Net Increase	                    965,057 $12,586,727  	2,790,082	 $37,082,224
Class B Shares
Shares sold	                     192,283	 $2,493,530     	26,846    	$346,114
Shares issued to shareholders
      in reinvestment of
      distributions               	2,430     	31,469	         49	         622
Shares repurchased	             (221,608)	(2,898,243)      	   0 	          0
Net Increase (Decrease)	         (26,895) 	($373,244)	    26,895	    $346,736

Class C Shares
Shares sold	                     309,465	 $3,963,617	     10,903	   $ 139,128
Shares issued to shareholders
      in reinvestment of
      distributions               	5,497	     71,325	          6	          74
Shares repurchased	              (22,700)  	(295,613) 	        0	           0
Net Increase	                    292,262	 $3,739,329     	10,909    	$139,202

Note 5 - SECURITIES TRANSACTIONS

For the year ended September 30, 1995, the Fund had purchase and sale transactions (excluding short-term securities) of $83,331,064 and $67,915,643, respectively.

The cost of investments for Federal income tax purposes is the same. At September, 1995, net unrealized appreciation of investments was $10,559,758, resulting from $10,799,347 gross unrealized appreciation and $239,589 gross unrealized depreciation.

Accumulated net realized losses from securities transactions included in net assets at September 30, 1995 aggregated $3,304,231.

For Federal income tax purposes the Fund has realized capital loss carryforwards of $3,304,231 as of September 30, 1995 available to offset future realized capital gains. To the extent that such carryforwards are used, no capital gains distributions will be made. The carryforwards expire as follows: September 30, 2002- $1,207,201, and September 30, 2003- $2,097,030.


Thornburg Intermediate Municipal Fund

Per share operating performance		                                  Period from
(for a share outstanding throughout the period)	Year Ended	  	July 23, 1991 (a
                                              September 30,		      to Sept. 30,

 	                        	1995        	1994        	1993      	1992	     1991
Class of Shares:     	A    	B**   	C   	A    	B*   	C*    	A     	A       	A

Net asset value,
beginning of period	$12.73$12.73$12.73$13.47$12.91$12.91 $12.59 $12.11  $12.06
Income from investment operations:
Net investment
  income	              .68  	.59  	.60	  .67	  .05	  .05 	  .71   	.78    	.16
Net realized and unrealized gain (loss)
  on investments      	.45	  .40  	.47 	(.72)	(.18)	(.18)  	.88   	.48    	.05
Total from investment operations
                      1.13  	.99 	1.07 	(.05)	(.13)	(.13) 	1.59  	1.26    	.21
Less distributions from:
   Net investment
   income	            (.68) (.59)(.60) 	(.67)	(.05)	(.05)	 (.71)	(.78)   	(.16)
   Realized capital gains-  	--- 	---  	(.02) 	---  	---   	---  	---     	---
Change in net
  asset value         	.45  	.40 	.47  	(.74)	(.18)	(.18)  	.88	  .48     	.05
Net asset value,
  end of period   	$13.18	$13.13$13.20$12.73$12.73$12.73 $13.47 $12.59  $12.11

Total return (b)   	9.16%	8.30% 	8.60%	(.38%)	(.99%	(.97%) 	13.01%	10.76%	1.77%

Ratios/Supplemental Data
Ratios to average net assets:
  Net investment income
                  	5.31%	4.59%	4.62%	5.23%	4.57%(c)4.51%(c)5.37% 6.15% 5.80%(c)
  Expenses, after expense reductions
                  1.00% 	1.65%	1.66%	.95%	 1.70%(c)1.76%(c) .70%  .48%  .25%(c)
  Expenses, before expense reductions
                  1.08% 	2.86%	2.35%	1.05%	1.70%(c)1.76%(c)1.06%1.19% 	2.78%(c)

Portfolio turnover rate
                 32.20%	32.20%	32.20%	27.37%	27.37%	27.37%	14.29%	46.15%	3.40%
Net assets
    at end of period (000)
              $227,881	$0	$4,001	$207,718	$342	$139  $182,319 	$81,428	$9,719


(a) Commencement of operations.
(b) Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.
(c) Annualized.
 *  Sales of Class B and Class C shares commenced on September 1, 1994.

Thornburg Intermediate Municipal Fund
September 30, 1995   CUSIPS:  Class A - 885-215-202, Class C  - 885-215-780
NASDAQ Symbols: Class A - THIMX

Principal		                                            	Credit Rating
Amount	    	Issuer-Description                          	Moody's/S&P    	Value

Alabama		1.6%
$	1,530,000	Alabama A & M University Housing & General Fee
            Revenue Series 1992, 6.20% due 11/1/05
            (Living and Learning Center Project;
            Insured: MBIA)                                 	Aaa/AAA	$1,659,928
    250,000 Alabama Municipal Electric Authority Power
            Supply System Series 1991-A, 6.50% due 9/1/05
            (Insured: MBIA)	                                Aaa/AAA  	278,063
   	750,000	Montgomery County Revenue, 7.00% due 4/1/07
            (Human Resources Project)                         	NR/A  	816,548
   	920,000	Pell County Industrial Development Board Revenue
            Series 1989-A, 7.75% due 9/1/04 (Shelby Creek
            Fabricators Project; LOC: Southtrust Bank)       	NR/NR  	936,919
Alaska		1.3%
 	1,000,000	Alaska Industrial Development & Export Authority
            Series 1991-A, 7.30% due 4/1/06                   	A/A-	1,107,310
 	2,500,000	North Slope Borough Alaska General Obligation
            Capital Appreciation Series 1993-B,	0% due 1/1/02
            (Insured: MBIA)                                	Aaa/AAA	1,827,750
Arizona		0.9%
   	500,000	Maricopa County Unified School District #89,
            Dysart School District	General Obligation,
            0% due 7/1/01 (Insured: FGIC)                  	Aaa/AAA  	380,110
   	880,000	Santa Cruz Valley Arizona School District Series
            1994, 0% due 7/1/97 (Insured: FGIC)	            Aaa/AAA  	818,629
    880,000	Santa Cruz Valley Arizona School District Series
            1994, 0% due 7/1/98 (Insured: FGIC)	            Aaa/AAA	  781,590
California		16.8%
    200,000 Apple Valley Water District Limited Obligation
            Improvement Series A, 7.875% due 9/2/11	          NR/NR	  206,694
   	675,000	California Housing Finance Agency Revenue Series
            1985-B, 9.875% due 2/1/17	                        Aa/A+  	687,386
   	455,000	California Public Capital Improvements Financing
            Authority Joint Powers Agency	Series E, 8.25%
            due 3/1/98 (Pooled Projects)	                    Baa/NR	  493,934
   	625,000	California State Veterans Housing, 6.90%
            due 4/1/01	                                       A1/A+  	638,125
 	1,740,000	Escondido Joint Powers Financing Authority Lease
            Revenue, 0% due 9/1/07 (Center for the Arts
            Project; Insured: AMBAC)	                       Aaa/AAA  	875,968
	 8,095,000 Glendale Hospital Revenue Refunding Revenue,
            7.75% due 1/1/09 (Verdugo Hills Project;
            Insured: Industrial Indemnity)                   	NR/A+ 8,872,768
 	2,000,000	Orange County Refunding Recovery, 5.20% due
            6/1/03 (Insured: MBIA)	                         Aaa/AAA	2,009,240
   	940,000	Orange County Refunding Recovery, 6.50% due 6/1/04
            (Insured: MBIA)	                                Aaa/AAA	1,023,651
 	2,280,000 Orange County Refunding Recovery, 6.50% due 6/1/05
            (Insured: MBIA)	                                Aaa/AAA	2,482,943
   	330,000	Orange County Airport Revenue, 8.00% 7/1/04
            (John Wayne Int. Airport Project)	                A1/A-	  357,519
   	770,000	Orange County Airport Revenue, 8.00% 7/1/04
            (John Wayne Int. Airport Project)	                A1/A-	  807,091
   	100,000	Orange County Transportation Authority Sales Tax
            Revenue, 5.50% due 2/15/01	                       Aa/AA  	101,712
 	2,850,000	Orange County Special Financing Authority Teeter
            Plan Revenue Series E, 6.35% due 11/1/14, put 11/1/01
            (LOC: Industrial Bank of Japan)	                  A1/A+	2,839,768
 	1,500,000	Sacramento California Municipal Utility District
            Electric Revenue, 6.32%	(variable rate) due 11/15/06
            (Insured: FSA)	                                 Aaa/AAA	1,515,000
 	1,925,000 San Diego Water Revenue Certificate of Participation,
            6.25% due 5/1/04                                	Aa/AA-	2,057,478
  	500,000	 San Diego County Water Authority Revenue & Refunding
            Series 1993-A,	7.01% (variable rate)
            due 4/25/07 (Insured: FGIC)	                   Aaa/AAA   	517,500
   	330,000	San Francisco Downtown Parking Corporation Series
            1993, 5.00% due 4/1/96	                           A/NR	   330,941
   	365,000 San Francisco Downtown Parking Corporation Series
            1993, 5.40% due 4/1/98	                           A/NR   	369,464
   	380,000	San Francisco Downtown Parking Corporation Series
            1993, 5.55% due 4/1/99	                           A/NR   	385,905
	   405,000	San Francisco Downtown Parking Corporation Series
            1993, 5.70% due 4/1/00	                           A/NR	   411,739
   	425,000	San Francisco Downtown Parking Corporation Series
            1993, 5.85% due 4/1/01	                           A/NR	   433,798
    145,000	San Marcos Certificate of Participation Series C,
            0% due 8/15/05 (Escrowed to maturity)         	Aaa/AAA	    88,085
   	740,000	San Marcos Certificate of Participation Series D,
            0% due 9/2/05 (Escrowed to maturity)	          Aaa/AAA   	448,470
 	1,310,000	San Marcos Public Facilities Authority
            Revenue Custom Receipts, 0% due 1/1/98
            (Escrowed to maturity)                        	Aaa/AAA	 1,159,101
 	1,310,000	San Marcos Public Facilities Authority Revenue
            Custom Receipts, 0% due 7/1/99
            (Escrowed to maturity)	                        Aaa/AAA	 1,067,323
 	6,000,000	South Coast Local Education Angencies Pooled Tax &
            Revenue Anticipation Notes Series 1995-A, 5.00%
            due 8/14/96                                    	NR/SP1+	6,023,820
   	700,000	Sulphur Springs School District General Obligation
            Series B, 5.60% due 3/1/04	                        A/NR  	731,486
   	800,000	Sulphur Springs School District General Obligation
            Series B, 5.70% due 3/1/05	                        A/NR	  839,176
   	450,000	Sunline Transit Agency Certificate of Participation
            Series A, 5.625% due 7/1/04	                       A/NR  	457,569
   	215,000	Sunline Transit Agency Certificate of Participation
            Series A, 5.75% due 7/1/05	                        A/NR  	228,160
Colorado		3.8%
    375,000	Colorado Student Obligation Auth. Revenue Series B,
            6.55% due 12/1/02	                                 A/NR  	390,825
	 1,000,000 Colorado Student Obligation Auth. Student Loan
            Revenue Series B, 5.90% due 9/1/02	                A/NR	1,014,660
    100,000	Highlands Ranch Metropolitan District #2 General
            Obligation Refunding, 6.60% due 6/15/00
            (LOC: Swiss Bank)	                              Aa1/AA+  	105,973
	 2,830,000	Larimer County, 8.45% due 12/15/05 (Poudre School
            District R1 Project)	                              A/NR	3,603,015
 	2,500,000	Mesa Valley School District Certificate of
            Participation Series B, 6.875% due 12/1/05
            (Insured: FSA)	                                 Aaa/AAA	2,764,500
   	670,000	Thornton Single Family Mortgage Revenue Series 1992-A,
            8.05% due 8/1/09                                  	A/NR  	725,107
Connecticut		3.1%
	 3,000,000	Bristol Resource Recovery Facility Operating
            Committee - Solid Waste Revenue	Refunding Series 1995,
            6.125% due 7/1/03 (Ogden Martin at Bristol Project)A/NR	3,120,600
  2,550,000	Connecticut State Housing Revenue Series 1990-B1,
            7.55% due 11/15/08)	(FHA/VA/ Private Mortgage
            Insurance)                                       	Aa/AA	2,706,213
   	200,000	New Britain Senior Citizen Housing Development Mortgage
            Revenue Refunding Series A, 6.50% due 7/1/02
            (Nathan Hale Apartments Project; Insured: FHA)	  NR/AAA  	209,298
   	500,000	Stratford General Obligation Series 1992, 7.15%
            pre-refunded 3/1/01 @ 102	                        NR/A-  	566,035
   	500,000	Stratford General Obligation Series 1992, 7.20%
            pre-refunded 3/1/01 @ 102                        	NR/A-  	567,225
District of Columbia  1.1%
 	1,000,000	District of Columbia General Obligation Series A,
            5.75% due 6/1/03                                  	Ba/B	  982,290
  1,000,000	District of Columbia Certificate of Participation
            Series 1993, 7.30% due 1/1/13	                     NR/B	1,018,650
   	255,000	District of Columbia Housing Finance Agency Mortgage
            Revenue Refunding Series 1992-D, 6.00% due 7/1/02
            (Insured: MBIA)	                                Aaa/AAA  	262,183
   	300,000 District of Columbia Revenue, 0% due 2/15/02
            (Assoc. of American Medical Colleges)	            NR/AA- 	194,157
	   195,000	District of Columbia Revenue, 0% due 2/15/04
            (Assoc. of American Medical Colleges)            	NR/AA- 	109,571
Florida		2.0%
   	250,000	Cape Coral Special Assessment Water Improvement, 6.50%
            due 7/1/98 (Insured: MBIA)	                     Aaa/AAA  	261,940
   	250,000	Dade County Aviation Revenue, 7.20% due 10/1/00 refunding
            pending 10/1/96 @101                              	Aa/A  	259,603
   	240,000	Dade County Educational Facilities Revenue, 7.65%
            pre-refunded 4/1/00 @ 102 (University of Miami
            Project; Insured: MBIA)	                         Aaa/AAA 	275,510
   	215,000	Duval County HFA Series 94, 6.10% due 4/1/06
            (GNMA Collateral)	                               Aaa/AAA	 220,867
   	220,000	Duval County HFA Series 94, 6.10% due 10/1/06
            (GNMA Collateral)	                               Aaa/AAA 	226,213
 	1,000,000	Florida Housing Finance Agency Multifamily Housing
            Revenue Series 1983 G, 5.35% due 12/1/05,
            mandatory put 6/1/00 (Insured: Connecticut Gen.)	Aaa/AAA1,015,560
   	100,000	Florida Insurance Commission Pooled Liability,
            5.50% due 1/1/96	                                  NR/NR 	100,162
   	320,000	Jacksonville Health Facilities Authority IDR,
            7.55% due 12/1/07	(National Benevolent
            Association Project)	                           Baa1/BBB+ 346,614
    100,000	Lee County Hospital Board Director's Revenue Series
            A, 5.70% due 4/1/01 (Lee Memorial Hospital
            Project; Insured: MBIA)	                          Aaa/AAA	105,744
   	400,000	Leon County Infrastructure Sales Surtax Revenue,
            5.60% due 10/01/97 (Criminal Detention
            Facilities Project; Insured: AMBAC)	              Aaa/AAA	411,744
   	150,000	Osceola County Health Facilities Revenue Series 1994,
            5.75% due 5/1/04 (Evangelical Lutheran Good
            Samaritan Project; Insured: AMBAC)	               Aaa/AAA	157,877
 	1,100,000 Pinellas County Health Facilities Authority Series
            1994-A, 5.75% due 8/1/01 (Multi County Project;
            GNMA/FNMA Collateral)	                            Aaa/NR1,120,328
Georgia		0.1%
	   285,000	Hinesville Leased Housing Corp. Rev., 6.05%
            due 1/15/98 (Regency Park Project)	                NR/BBB	286,781
Illinois	4.7%
  1,930,000 Bedford Park Tax Increment Revenue Refunding
            Series 1993, 8.00% due 12/1/10	                  NR/BBB-2,070,851
   	300,000	Central Lake County Joint Action Water Agency
            Series 1991, 0% due 5/1/05 (Insured: MBIA)      	Aaa/AAA 	180,654
	   500,000	Illinois Development Financing Authority, 7.125% due 3/15/07
		          (Children's Home & Aid Society Project;
            LOC: American National Bank of Chicago)            	NR/A+	530,070
 	1,200,000	Illinois Development Finance Authority, 4.50% due
            4/1/07, put 10/7/95,	weekly demand notes
            (LOC: American National Bank of Chicago)	         A+/A-1	1,200,000
 	2,400,000	Illinois Development Financing Authority Debt
            Restructing Revenue Series 1994,	7.25% due 11/15/09
            (East St. Louis Project)                          	NR/A-	2,509,776
   	500,000	Illinois HFA Revenue Refunding Series 1992, 7.00%
            due 1/1/07 (Mercy Hospital Project)	              Baa1/A- 	522,850
 	1,000,000	Illinois HFA Revenue Refunding Series 1992,
            7.00% due 7/1/02	(Trinity Medical Center
            Project)	                                        Baa1/NR	1,032,890
	 1,025,000	Illinois HFA Revenue Series B, 7.00% due 1/1/04
            (Proctor Community Hospital Project)	           Baa/BBB-	1,047,181
	 1,525,000	Illinois State University Auxiliary Facilities System
            Revenue Series 1992, 0% due 10/1/01
            (Insured: MBIA)	                                 Aaa/AAA	1,135,576
	   555,000	Rock Island Residential Mortgage Revenue, 7.70%
            due 9/1/08                                        	Aa/NR  	594,466
Indiana		2.3%
    665,000	Danville Community Elementary School Building
            Corporation, 6.75% due 1/15/04                     	NR/A  	722,549
	 1,000,000 Gary Building Corporation - Lake County First
            Mortgage Series 1994-B, 	8.25% due 7/1/10
            (Sears Building Project)	                          NR/NR	1,075,160
   	255,000	Hamilton Heights Refunding Revenue, 6.60%
            due 1/1/08	                                         NR/A  	274,337
	   700,000	Indiana Bond Bank Special Program Series 1991-F, 7.00%
            due 8/1/07                                         	NR/A  	754,026
  1,195,000	Lake Central Multi District School Building Mortgage
            Revenue Series 1992-B, 6.25%	due 1/15/04           	NR/A	1,324,526
 	1,000,000	Penn High School Building Corporation Series 1992,
            6.00% due 6/15/03	                                  NR/A	1,061,260
Iowa		0.5%
	 1,000,000	Iowa State Department General Services Certificate of
            Participation Series 1992, 6.50% due 7/1/06
            (Insured: AMBAC)                                	Aaa/AAA	1,095,700
Kentucky		3.3%
	 1,000,000	Erlanger Kentucky Improvement Assessment, 7.375% due 8/1/10
		          (Public Improvement '93 Project;
            LOC: PNC Bank of Ohio)	                            NR/NR	1,066,790
 	2,035,000 Fulton County Industrial Building Revenue Series 1995,
            7.20% due 2/1/03 (H.I.S. Jeans of Kentucky Project;
            Guarantee: CHIC by H.I.S.)	                        NR/NR	2,067,072
	 2,520,000	Fulton County Industrial Building Revenue Series 1995,
            7.60% due 2/1/07 (H.I.S. Jeans of Kentucky Project;
            Guarantee: CHIC by H.I.S.)                        	NR/NR	2,564,831
	   605,000	Mt. Sterling League of Cities Funding Trust Lease Series A,
            5.625% due 3/1/03 (Investment Agreement w/
            Transamerica Life; Guaranteed:
            Health Management Assoc.)                         	Aa/NR  	612,829
 	1,120,000	Paintsville First Mortgage Revenue
            Refunding Series 1991, 8.65% due 9/1/05
		          (Paul B. Hall Medical Center Project)	             NR/NR	1,188,365
Louisiana		3.8%
   	480,000	Calcasieu Parish Industrial Development Board Pollution
            Control Revenue, 7.80% due 12/1/05
            (Cities Service Corporation Project)	             Baa3/BBB	482,746
	    60,345	East Baton Rouge Mortgage Financing Authority Purchase
            Revenue, 8.25% due 2/25/11 (GNMA Collateralized)  	NR/AAA 	 64,775
	 7,500,000	Louisiana Public Facilities Authority
            Revenue Refinancing, 8.00% due 10/1/09
		          (Schwegman Westside Expressway Project)           	NR/NR	8,072,100
Maryland		0.4%
   	935,000 Ann Arundel County Multifamily Housing Revenue, 7.45%
            due 12/1/24, put 12/1/03 (Twin Coves Apartment
            Project; Hud Section 8)	                          NR/BBB+ 	980,834
Massachusetts  	3.6%
    250,000	Boston General Obligation Series A, 7.60% pre-refunded
            2/1/99 @ 102                                      	NR/A+  	278,973
   	445,000	Haverhill General Obligation Municipal Purpose Loan,
            7.50% due 10/15/11	                              Baa/BBB	  484,391
	   275,000	Holyoke General Obligation, 9.85% pre-refunded
            11/1/97 @ 102	                                    Aaa/NR	  311,795
   	600,000	Holyoke General Obligation School Project Loan Act of
            1948, 7.35% due 8/1/02	                           Baa/NR  	675,018
 	1,000,000	Holyoke General Obligation School Project Loan Act
            of 1948, 7.65% due 8/1/09	                        Baa/NR	1,104,210
	   100,000	Massachusetts Health and Education Facilities, 6.875%
            due 7/1/99 (Charlton Hospital Project)	             A/A-	  105,880
 	1,305,000 Massachusetts Industrial Finance Agency IDRB,
            7.75% due 11/1/06, put 11/1/96 (William F. Rogers,
            Jr. Project; LOC: Shawmut Bank)	                   NR/NR	1,315,792
	 1,000,000	Massachusetts Industrial Financing Authority
            Revenue Refunding Series 1993-A, 6.15% due 7/1/02
            (Massachusetts Refusetech Project)	             Baa1/BBB	1,020,890
 	2,860,000	Massachusetts Housing Finance Authority Insured
            Rental Housing Series 1994-A, 	6.20% due 1/1/06
            (Insured: AMBAC) 	                               Aaa/AAA	2,965,048
Michigan		4.1%
    455,000 Auburn Hills Economic Limited Obligation Revenue
            Refunding and Improvement, 6.15% due 12/01/05
            (Foamade Industries Project; LOC: Michigan
            National Bank)	                                    NR/NR	  465,183
	   500,000	Detroit Unlimited Tax General Obligation, 8.00% pre-refunded
            4/1/01 @ 102	                                    Ba1/BBB  	587,225
   	965,000	Kent Hospital Finance Authority Revenue Refunding
            Series 1992, 6.20% due 11/1/02 (Pinerest Christian
            Hospital Project; Insured: FGIC)	                Aaa/AAA	1,050,750
   	500,000	Michigan State Housing Development Authority, 6.25%
            due 7/1/04	                                        A1/NR  	503,115
   	500,000	Michigan State Housing Redevelopment Authority Ltd.
            Obligation, 6.50% due 9/15/07
	          	(Greenwood Villa Project; Insured: FSA)         	Aaa/AAA  	530,845
 	1,000,000	Michigan State Housing Development Authority Rental Revenue,
            3.60% due 4/1/04 (Insured: AMBAC)	               Aaa/AAA	1,000,000
 	1,215,000	Michigan Strategic Fund Limited Obligation Refunding
            Revenue Series 1992, 6.25% due 8/15/04
            (Environmental Research Institute Project)	         NR/A	1,279,845
   	895,000	Pontiac Stadium Building Authority Revenue, 6.60% due
            3/1/00	                                          Baa/BBB	  913,777
 	1,530,000	Southfield Economic Development Corporation
            Refunding Revenue 	N.W. 12 Limited Partnership,
            7.25% due 12/1/10	                                 NR/NR	1,567,332
 	1,025,000	Wayne County Building Authority Limited Tax General
            Obligation Series 1992-A, 7.80% pre-refunded
            3/1/02 @ 102                                   	Baa/BBB-	1,210,146
	   225,000	Wayne County Downriver System Sewage Disposal Series A,
            7.00% due 11/1/13	                              Baa/BBB-  	235,195
Minnesota		0.6%
   	695,000	Minneapolis Special School District Certificate of
            Participation, 5.40% due 2/1/01                    	A/A	   704,591
    705,000 Sandstone First Mortgage Revenue, 10.00% due 1/15/13
		          (Sandstone Nursing Home Project; Insured: FHA)	    NR/A+  	710,781
Mississippi		2.1%
	 3,300,000	Adams County Hospital Revenue Series 1991,
            7.90% due 10/1/08 (Jefferson Davis Memorial
            Hospital Project)	                                Baa/NR	3,527,403
	 1,000,000	Mississippi Higher Educational Authority
            Series C, 7.50% due 9/1/09	                         A/NR	1,070,310
	   200,000	Mississippi Hospital Equipment and Facilities
            Revenue Series A, 7.25% due 5/1/00 (Baptist Medical
            Center Project;Insured:MBIA)(Escrowed to Maturity)	Aaa/AAA	222,738
Missouri		1.6%
   	250,000 Jackson County Single Family Mortgage Revenue,
            0% due 9/1/14	                                        NR/A 	28,030
	   200,000	Missouri State Economic Development Export and
            Infrastructure Board MFHR Series 1991-A, 7.25%
            due 9/15/02 (Quality Hill Project; Insured:
            Asset Guaranty)  	                                   NR/AA	213,166
	   650,000	Missouri State Health and Education Facilities Authority,
		          0% due 7/1/02 (Missouri Baptist Medical Center Project)
            (Escrowed to Maturity) 	                             NR/A-	444,060
 	2,365,000 St. Louis Board of Education General Obligation,
            8.50% due 4/1/04 (Insured: FGIC)                 	Aaa/AAA2,975,832
Montana		0.5%
 	1,150,000 Montana Higher Education Student Assistance Corp.
            Series 1992-B, 7.05% due 6/1/04	                    A/NR	1,244,162
Nebraska		1.7%
 	2,250,000	Douglas County Industrial Development Revenue Series
            1994, 6.40% due 9/1/14,	mandatory put 9/1/04
            (Aksarben Foods Project; LOC: Norwest Bank)       	Aa/AA 2,366,753
  2,170,000	Nebraska Investment Finance Authority Collateralized
            Mortgage Obligation	Capital Appreciation Refunding Series B,
            0% due 4/15/12 (Insured: MBIA)	                    Aaa/AAA	698,523
	   700,000	Nebraska Investment Finance Authority,
            6.65% due 3/1/00 (Insured: MBIA)	                  Aaa/AAA	755,629
New Jersey		0.7%
   	280,000	Cape May County Municipal Utilities Authority,
            6.60% due 8/1/03	                                      A/A	304,237
	 1,000,000	Mercer County Improvement Revenue Solid Waste
            Refunding, 0% due 4/1/14	                            Ba/NR	250,140
	 3,020,000	Mercer County Improvement Revenue Solid Waste
            Refunding, 0% due 4/1/16 	                           Ba/NR	647,790
	   300,000	New Jersey EDA Refunding Revenue Series 1991, 6.875%
            due 10/1/14, optional put 10/1/98 (Fairway Corporation
            Project; Insured: Provident Mutual Life Insurance)  	A2/NR	306,384
New Mexico		1.2%
	 1,000,000	Albuquerque Hospital Revenue, 4.05% due 5/15/22,
            put 10/7/95, weekly demand notes (Sisters of
            Charity Project)                                Aa/VMIG1	1,000,000
  1,000,000	Albuquerque Gross Receipts Tax Revenue Series B,
            8.10% due 7/1/17, pre-refunded 7/1/96 @ 102 	     NR/AAA	1,050,610
   	700,000	Albuquerque Multifamily Housing Revenue Series 1988,
            5.00% due 5/1/98 (Sunchase Apartments Project)	   NR/AAA  	695,947
New York		1.8%
   	300,000	Allegheny County IDA Civic Facilities, 7.10% due 9/1/01
            (Alfred University Project)	                       Baa1/NR	322,005
   	550,000	Battery Park City Authority Revenue, 7.35% pre-refunded
            5/1/99 @ 102	                                     Aaa/AAA	615,230
 	1,000,000	New York City General Obligation Refunding, 7.50%
            due 2/1/01                                      	Baa1/A-	1,094,230
	   500,000	New York Dorm Authority Revenue Series N, 6.70% due
            7/1/03	                                          Baa1/BBB 	501,285
	 1,500,000	New York Local Government Assistance Corporation
            Series 1992, 6.875% due 4/1/06                      	A/A	1,657,770
     50,000	Valley Health Development Corporation Mortgage Revenue
            Series 1990-A, 7.85% due 2/01/02 (Insured: FHA)	   NR/AAA  	52,818
North Carolina	0.3%
   	650,000	Craven County Industrial Facilities Pollution Control
            Financing Authority Solid Waste Revenue, 7.875%
            due 6/1/05 (Weyerhauser Company Project)	           NR/NR 	733,271
North Dakota	0.3%
   	650,000	Bismarck Hospital Revenue Refunding and Improvement,
            7.00% due 5/1/03	(Medical Center One Inc.
            Project; Insured: BIG)	                           Aaa/AAA	705,088
Ohio		3.9%
	   700,000	Bellefontaine Hospital Facility Revenue and Refunding
            Series 1993, 6.00% due 12/1/02 (Mary Rutan Health-
            Logan County Project)                             	NR/BBB	719,614
    250,000	Bowling Green State University General Receipts Series
            1991, 6.70% due 6/1/07	                              A/AA	271,672
	   200,000	Cleveland Airport System Revenue, 7.00% due 1/1/06	  A/A	 204,532
 	2,250,000	Cleveland Certificate of Participation, 7.10%
            due 7/1/02	(Motor Vehicle Motorized and Communications
            Equipment Project)	                             Baa/BBB 2,386,800
	 1,000,000	Cleveland Parking Facilities Improvement Revenue Series
            1992, 8.00% due 9/15/12	                          NR/NR	1,067,050
	   700,000	Hamilton County Hospital Facilities Refunding
            Revenue Series 1992, 6.55% due 1/1/03 (Episcopal Retirement
            Homes, Inc. Project; LOC: Fifth/Third Bank)      	Aa/NR  	752,969
    400,000 Hamilton County Hospital Facilities Refunding
            Revenue Series 1992, 6.80% due 1/1/08 (Episcopal
            Retirement Homes, Inc. Project; LOC: Fifth/Third
            Bank)	                                            Aa/NR  	434,872
   	360,000	Harrison County Ohio Industrial Development Revenue,
            6.625% due 12/1/98 (Drano Equipment Company
            Project)	                                         NR/NR  	361,094
 	1,650,000	Ohio Industrial Development Revenue Series 92,
            8.125% due 12/1/06	(Swifton Commons Project)      NR/NR 1,726,791
	   925,000	Ohio Water Development Authority, 7.75% due 9/1/07
            (Mid American Waste Project)	                     NR/NR  	935,712
Oklahoma		0.7%
   	195,000	Pryor Creek EDA Mortgage Revenue Refunding Series
            1991-A, 6.625% due 7/1/00 (FNMA Collateralized) 	NR/AAA  	205,575
   	785,000	Pushmatahah County Town of Antlers, Hospital Authority
            Revenue Series 1991, 8.75% due 6/1/06	            NR/NR	  849,111
	   500,000	Woodward Municipal Hospital Authority Revenue
            Series 1994, 8.25% due 11/1/09	                   NR/NR  	540,830
Oregon		2.8%
 	1,025,000	Albany Hospital Facility Authority Gross Revenue and
            Refunding Series 1994, 7.00% due 10/1/05
            (Mennonite Home Project)	                         NR/NR	1,039,699
	 1,900,000	Oregon Economic Development Department Revenue
            Series CLII, 6.70% due 12/1/98
            (Smokecraft Project; LOC: Seafirst Bank)       	Aa3/NR 	1,997,470
 	1,200,000	Oregon Economic Development Department Revenue
            Series CLII, 7.00% due 12/1/02 (Smokecraft Project;
            LOC: Seafirst Bank)	                            Aa3/NR 	1,251,240
 	1,070,000	Oregon Economic Development Department Revenue Series
            CLII, 7.70%	due 12/1/14 (Smokecraft Project;
            LOC: Seafirst Bank)	                            Aa3/NR 	1,169,884
 	1,000,000	Port of Portland Industrial Revenue Series 85, 7.25%
            due 10/1/09 (Ash Grove Cement Project)	          NR/NR	 1,035,370
Pennsylvania	5.7%
 	2,455,000	Beaver County Industrial Development Authority Health
            Revenue, 0% due 2/1/10 (Collateralized: FHA)    	NR/AA-  	794,463
	   150,000	Chester County General Obligation, 9.50%
            due 12/1/97	                                     NR/NR	   151,239
   	465,000 Hampden Industrial Development Authority Partnership
            Holdings LLC Project, 4.50% due 11/15/98	      Baa2/NR   	460,834
 	2,800,000	Harrisburg Authority Lease Revenue Series 1991,
            6.50% due 6/1/04 (Insured: Capital Guaranty)
            crossover refunded 6/1/01 @ 101	               Aaa/AAA 	3,043,432
   	800,000	Harrisburg Authority Lease Revenue Series 1991,
            6.625% due 6/1/06 (Insured: Capital Guaranty)
            crossover refunded 6/1/01 @ 101               	Aaa/AAA 	  874,456
 	2,000,000	Lancaster County Solid Waste, 8.375% due
            12/15/04	                                        A/BBB 	2,129,240
 	2,000,000	Lehigh County General Purpose Authority Revenue,
            7.80% due 3/15/20, put 3/15/02 (Muhlenberg
            Care Project; LOC: United Jersey Bank)	          NR/NR 	2,223,620
   	840,547 Lehigh County Industrial Development Authority Revenue,
            7.45% due 8/1/01	(Kresge Company Project)       	A3/NR   	843,447
    800,000	McKeesport Area School District Series B, 0% due
            10/1/04	                                          NR/A   	488,192
	   100,000	Philadelphia Water and Sewer Revenue 11th Series,
            9.10% refunded 12/1/95 @ 102                  	Aaa/AAA   	102,869
	   990,000	Philadelphia Water and Sewer Revenue 10th Series,
            7.35% due 9/1/04 (Escrowed to Maturity)       	Aaa/AAA 	1,141,876
   	750,000	Pine-Richland School District, 0% pre-refunded
            9/1/01 (Insured: AMBAC)	                       Aaa/AAA	   513,435
   	200,000	York County Solid Waste Refuse Authority Industrial
            Development Revenue Series 1985, 7.40% due 12/1/99
            (Resource Recovery Project)                      	A/AA-  	216,126
Rhode Island	1.8%
   	595,000	Pawtucket Public Building Authority Water System
            Project Revenue, 7.45% due 7/1/05	             Baa1/NR	   649,722
	   680,000	Providence Public Building Authority Revenue,
            7.10% due 12/1/03 (Veazie Street School and
            Modular Classroom Project)	                    Baa1/NR   	751,597
	 1,500,000	Rhode Island Housing and Mortgage Finance Rental Housing Program
	          	Series A, 5.05% due 10/1/01	                      NR/A 	1,496,130
   	355,000	Rhode Island Health and Education Building Corporation
            Series 1991,	7.10% due 11/1/02 (South County Hospital
            Project)	                                       NR/BBB+  	377,869
   	720,000 West Warwick General Obligation, 5.90% due 1/1/05
            (Insured: MBIA)                                	Aaa/AAA  	746,554
South Carolina  	0.8%
    665,000	Florence County Certificate of Participation Series
            1992, 4.90% due 3/1/98	(Law Enforcement Center
            Project; Insured: AMBAC)                       	Aaa/AAA  	674,204
	   650,000	Liberty Sewer Revenue, 8.25% due 8/1/07          	NR/NR  	708,585
   	455,000 South Carolina Educational Facilities Authority,
            6.95% due 11/1/03, put 11/1/96 (Converse College
            Project; LOC: Nationsbank)                       	A1/NR	  472,340
South Dakota	0.7%
	 1,000,000	South Dakota Housing Development Authority Home
            Ownership Mortgage Series	1993-A, 5.20% due 5/1/02Aa/AA 1,008,260
    500,000	South Dakota Student Loan Series 1991-A,
            7.60% due 8/1/04	                                  NR/A+ 	544,130
Tennessee		0.8%
   500,000 Carrol County Industrial Development
           Board Refunding Revenue Series 1995, 7.20%
		         due 4/1/05 (Henry I. Seigel Company Project;
           LOC: CHIC by H.I.S.)	                               NR/BBB	505,175
	  210,000	Copperhill Industrial Development Board, 7.80%
           due 12/1/00 (Cities Ser. Co. Project) 	           Baa3/BBB 211,132
	1,100,000 Dayton IDR Series 1986, 7.75% due 12/1/96
           (Cowron and Co. Project; LOC: Signet Bank)         	NR/NR 1,104,037
Texas		6.2%
	4,000,000	Bell County Health Facilities Development,
           4.75% due 10/1/23, put 10/1/98	                     NR/AA	3,961,360
	  700,000	Brazos Higher Education Authority Refunding
           Revenue Series B-1, 6.50% due 6/1/04                	NR/A  	750,183
	1,000,000 Chimney Hill Municipal Utility District
           Waterworks and Sewer System Combination
		         Unlimited Tax and Revenue Refunding Series 1991,
           7.75% due 10/1/11	                                  NR/NR	1,050,500
   750,000	Clay Road Municipal Utility District Unlimited Tax and
           Revenue Series 1991, 7.625% due 9/1/11               	NR/NR	762,323
	2,000,000	Conroe Independent School District Refunding Series
           1992, 0% due 2/1/05 (PSF Guaranteed)             	Aaa/AAA	1,193,280
  	250,000	Dallas County Flood Control District #1 General Obligation,
           0% due 4/1/97	                                       NR/NR	217,738
  	570,000	Harris County Municipal Utility District #118 Unlimited
           Tax and Revenue Refunding	Series 1992, 0%
           due 3/1/04 (Insured: MBIA)	                        Aaa/AAA	329,545
  	525,000	Harris County Municipal Utility District #118 Unlimited
           Tax and Revenue Refunding	Series 1992, 0% due 3/1/05
           (Insured: MBIA)                                   	Aaa/AAA	282,329
  	880,000 Houston Water Conveyance System Contract Certificate
           of Participation Series F, 7.20% due 12/15/04
           (Insured: AMBAC)	                                 Aaa/AAA	1,031,351
  	465,000	Hunt Memorial Hospital District, 0% due 2/15/01       A/A  	344,965
 2,000,000 Leander Independent School District Unlimited Tax
           School Building & Refunding	Series 1992, 0%
           due 8/15/05 (PSF Guaranteed)                      	Aaa/NR	1,264,760
  	800,000	Mesquite General Obligation, 0% due 2/15/02	         A1/A+ 	576,264
  	800,000	Midland County Hospital District Revenue Series 1991,
           0% due 6/1/07                                       	NR/BBB	394,920
	1,500,000	Texas Water Resource Financing Authority Revenue,
           7.30% due 2/15/04 (Insured: AMBAC)	                Aaa/AAA1,608,105
  	400,000	Trinity Texas Housing Finance Corporation Multifamily
           Housing Revenue, 10.00% due 6/1/98 (Timberline
           Apartments Project)                                	NR/NR 	400,000
U.S. Virgin Islands   1.4%
	3,000,000	U.S. Virgin Islands Water & Power Authority Series A,
           7.40% due 7/1/11	                                   NR/NR	3,201,801
Utah		1.9%
	2,000,000	Intermountain Power Agency Revenue, 0% pre-refunded
           7/1/00	                                           Aaa/AAA	1,610,260
	2,500,000 Salt Lake County Housing Authority Multifamily
           Housing Revenue Refunding Series 1993, 5.40% due
           12/15/18, put 12/15/03 (Summertree Project;
		         LOC: First Security Bank)                          	A1/NR	2,491,550
	2,430,016 Utah State Housing Financing Agency Capital
           Appreciation Res. Mortgage Series 83-A,
	         	0% due 7/1/16                                      	NR/AA  	293,376
Virginia		4.6%
  	500,000	Chesterfield County Certificate of Participation,
           7.80% pre-refunded 12/15/96 @ 102	                  Aa/NR  	532,590
	2,000,000	Hampton Redevelopment Housing Authority Multifamily
           Housing Revenue & Refunding	Series 1994, 7.00%
           due 7/1/24, mandatory put 7/1/04 (Chase Hampton
           II Apts. Project)	                                  NR/NR	2,181,480
  	415,000	Peninsula Ports Authority Hospital Revenue,
           8.00% due 8/1/99 (Mary Immaculate Hospital
           Project)	                                            NR/A- 	458,102
  	975,000	Peninsula Ports Authority Industrial Development
           Refunding Revenue Series 1986, 4.25% due 7/1/16,
           put 7/1/96 (Olde Hampton Hotel Association Project; LOC:
	         	Nationsbank of Virginia)	                            NR/A+ 	976,414
	2,000,000 Suffolk Redevelopment Housing Authority Multifamily
           Housing Revenue & Refunding	Series 1994, 7.00%
           due 7/1/24, mandatory put 7/1/04 (Chase
           Heritage @ Dulles Project)                         	NR/NR	2,128,900
	1,030,000	Virginia State Housing Development Authority Series
           C-7, 5.40% due 1/1/01	                             Aa/AA+ 1,052,073
	1,000,000	Virginia State Housing Development Authority Series
           H-1, 6.60% due 7/1/08                             	Aa/AA+	1,064,470
	1,000,000	Virginia Housing Dev. Auth. Commonwealth Mortgage
           Series 1992-C, 6.75% due 7/1/11	                    Aa/AA	1,038,910
	1,000,000	Virginia Public School Authority, 6.80% due 1/15/05
           pre-refunded 1/15/99 (School Funding Project)	    Aaa/AAA	1,087,680
Washington		2.6%
	1,000,000	Bremerton Water & Sewer Improvement Revenue Series B,
           6.00% due 9/1/03 (Insured: FGIC)                 	Aaa/AAA	1,077,570
	1,100,000 Clark County Industrial Revenue Solid Waste
           Transfer Stations Series 1991, 7.50%	due 12/15/06
           (Columbia Resource Company Project;
           LOC: U.S. Bank of Oregon)	                         A1/NR 	1,190,189
 1,500,000	Pilchuck Development Public Corporation IDRB Series 1993,
	         	6.25% due 8/1/10 (Little Neck Properties Project;
           LOC: U.S. Bancorp)                                	A1/NR	 1,502,595
	  790,000	Port of Grays Harbor Revenue Refunding, 6.05%
           due 12/1/02	                                       A/BBB+  	833,316
	1,000,000	Washington Health Care Facilities Authority
           Pooled Equipment Series 1992-B,
		         7.20% due 6/1/02 (Kadlec Medical Center Project)	Baa1/NR	 1,034,980
	  400,000	Washington Public Power Supply System Series 1991-A,
           6.75% due 7/1/05 (Project: 1)	                     Aa/AA   	431,840
West Virginia   	1.3%
	3,100,000	West Virginia Parkways Economic Development and
           Tourism Authority Parkway	Revenue Refunding, 4.35%
           inverse floating rate note due 5/15/02
           (Insured: FGIC)                                  	Aaa/AAA	2,943,543
Wisconsin 	0.5%
	  400,000	Bass Lake PCRB, 6.50% due 4/1/05 (Johnson Timber Corp.
           Project; Guaranty: SBA)                          	Aaa*/AAA* 435,168
  	735,000	Wisconsin Housing & Economic Development Authority Series C,
           7.55% due 9/1/97
Wyoming  		0.1%
	  199,206	Uinta County School District #1 Municipal Lease Purchase Contract,
		         7.95% due 6/15/01	                                  NR/NR 	213,998

		TOTAL INVESTMENTS (100%) (Cost $218,265,472)	                 	$228,825,230

  * Indicates rating on other debt issued by the same issuer, rather than on the security held by the Fund. These securities are deemed by the Adviser to be comparable with those of issuers having debt ratings in the 4 highest grades by Moody's or S & P.



     Credit ratings are unaudited.
 	   See notes to financial statements.

To the Board of Trustees and Shareholders
Thornburg Intermediate Municipal Fund
Santa Fe, New Mexico



We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Thornburg Intermediate Municipal Fund, series of Thornburg Investment Trust as of September 30, 1995, the related statement of operations, the statements of changes in net assets, and the financial highlights for the periods indicated. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1995 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Thornburg Intermediate Municipal Fund as of September 30, 1995, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles.



/s/ McGladrey & Pullen

New York, New York
October 27, 1995